Stockholders' deficiency (Detail Textuals 5) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method used for valuation of stock options	Black-Scholes pricing model	Black-Scholes pricing model
Aggregate intrinsic value of stock options outstanding	$ 1,181,007
Aggregate intrinsic value of stock options exercisable	764,760
Unrecognized compensation expense, Period of recognition	18 months
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method used for valuation of stock options	Black-Scholes pricing model	Black-Scholes pricing model
Aggregate intrinsic value of stock options outstanding		306,000
Aggregate intrinsic value of stock options exercisable		172,650
Unrecognized compensation expense		96,426
Unrecognized compensation expense, Period of recognition		24 months